Reinsurance - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverable, Allowance for Credit Loss	$ 16.2	$ 27.5	$ 3.7
Reinsurance Recoverable, Allowance for Credit Loss, Period Increase (Decrease)	$ (11.3)	$ 23.8